Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Comprehensive Income [Abstract]
Foreign currency translation adjustments, attributable to noncontrolling interest, net of taxes	$ (16)	$ 0	$ (2)
Foreign currency translation adjustments, tax effect	(595)	(45)	(78)
Reclassification adjustment in net income on currency translation adjustments - tax effect	0	224	30
Unrealized gains (losses) on available-for-sale securities, tax effect	0	40	137
Reclassification adjustment realized in net income on available-for-sale securities, tax effect	(9)	(10)	(42)
Unrealized gains (losses) on cash flow hedges, tax effect	(411)	140	286
Reclassification adjustment included in net income on cash flow hedges, tax effect	20	18	16
Amortization of net prior service cost (credit) included in net income, tax effect	(523)	(588)	(480)
Net prior service credit (cost) arising during period - tax effect	27	262	1,695
Reclassification adjustment in net income on defined benefit postretirement plans- tax effect	$ 0	$ 11	$ 7